INVESTMENT IN JOINT VENTURES - Schedule of Movements in Investment (Details) - Joint operations - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Balance, beginning of period	$ 38	$ 36
Share of profits for the period	2	4
Dividends declared during the period	(1)	(2)
Balance, end of period	$ 39	$ 38